4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value	R$ 27.1
Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	02.01.19
Assets (Hedged object)	LIBOR 6M + 2.70% p.a.
Liabilities (Protected risk)	5.90% p.a.
Notional	R$ 25.0
Fair value	R$ 0.0
Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	02.01.19
Assets (Hedged object)	LIBOR 6M + 2.70% p.a.
Liabilities (Protected risk)	5.88% p.a.
Notional	R$ 25.0
Fair value	R$ 0.0
Not Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	04.02.19
Assets (Hedged object)	R$ (Fixed 9.61% p.a.)
Liabilities (Protected risk)	95.00% CDI
Notional	R$ 250.0
Fair value	R$ 13.3
Not Designated as Cash Flow Hedge [Member] | Interest Rate [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	04.02.19
Assets (Hedged object)	R$ (Fixed 9.61% p.a.)
Liabilities (Protected risk)	93.54% CDI
Notional	R$ 249.0
Fair value	R$ 13.8